ADVANCED SERIES TRUST

GATEWAY CENTER THREE
FOURTH FLOOR

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

July 27, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-14 of
AST PIMCO Total Return Bond Portfolio of Advanced Series Trust

Dear Sir or Madam:

On behalf of the AST PIMCO Total Return Bond Portfolio (the “AST Portfolio”) of Advanced Series Trust (the “Trust”), a Massachusetts business trust, we are hereby filing the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the special meeting of beneficial shareholders (the “Meeting”) of the SP PIMCO Total Return Portfolio (the “SP Portfolio”), a series of The Prudential Series Fund (the “Fund”).  The Registration Statement includes a letter to contract owners, the notice of special meeting, the proxy statement and prospectus, and the form of voting instructions card.  At the Meeting, the beneficial shareholders of the SP Portfolio will be asked to vote to approve or disapprove the reorganization of the SP Portfolio into the AST Portfolio (the “Reorganization”).  The Fund and the Trust are part of the Prudential mutual fund complex.

To assist you with your review of this filing, we note that many sections of the Registration Statement are substantially similar to the corresponding sections of: (i) the Fund’s Registration Statement on Form N-14 that is expected to be filed as of the date hereof in connection with the proposed reorganization of the SP PIMCO High Yield Portfolio, a series of the Fund, into the High Yield Bond Portfolio, also a series of the Fund; (ii) the Trust’s Registration Statement on Form N-14 that is expected to be filed as of the date hereof in connection with the proposed reorganization of the AST Focus Four Plus Portfolio, a series of the Trust, into the AST First Trust Capital Appreciation Target Portfolio, also a series of the Trust; and (iii) the Trust’s Registration Statement on Form N-14 that was filed on July 17, 2009 in connection with: (a) the proposed reorganization of the SP Conservative Asset Allocation Portfolio, a series of the Fund, into the AST Preservation Asset Allocation Portfolio, a series of the Trust, (b) the proposed reorganization of the Diversified Conservative Growth Portfolio, a series of the Fund, into the AST Preservation Asset Allocation Portfolio, a series of the Trust, (c) the proposed reorganization of the SP Aggressive Growth Asset Allocation Portfolio, a series of the Fund, into the AST Aggressive Asset Allocation Portfolio, a series of the Trust, and (d) the proposed reorganization of the SP Balanced Asset Allocation Portfolio, a series of the Fund, into the AST Balanced Asset Allocation Portfolio, a series of the Trust (collectively, the Contemporaneous Filings).

Except for information specifically relating to the relevant acquiring and target funds, the Registration Statement disclosure is substantially similar to the disclosure contained in the Contemporaneous Filings with respect to the followings sections of the Registration Statement:

•                  Contract Owner letter,

•                  Notice of Special Meeting,

•                  Summary of the Proposal—Voting,

•                  Investment Objectives, Strategies, Fees and Performance of the Portfolios—Performance,

•                  Investment Objectives, Strategies, Fees and Performance of the Portfolios—Capitalizations of the Portfolios Before and After the Reorganization,

•                  Management of the Portfolios,

•                  Fees and Expenses (except with respect to specific numbers),

•                  Information About the Reorganization,

•                  Voting Information,

•                  Shares Outstanding, and

•                  Principal Holders of Shares.

Due to the similarities in the Registration Statement and the Contemporaneous Filings, we request “no review” or “limited review” by the staff of the Securities and Exchange Commission’s Division of Investment Management.  It is proposed that the filing become effective on August 26, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended. Please do not hesitate to contact the undersigned at (973) 367-3161 if you have questions or comments or if you require further information.

Very truly yours,

/s/ John P. Schwartz
John P. Schwartz